Redeemable Convertible Preferred Shares and Capital Deficiency (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 ₪ / shares	May 31, 2025 USD ($) shares	May 31, 2025 ₪ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 ₪ / shares	Jul. 22, 2024 $ / shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2023 ₪ / shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 ₪ / shares
Redeemable Convertible Preferred Shares and Capital Deficiency [Line Items]
Par value per share | (per share)		₪ 0.01				₪ 0.01	$ 0.0001
Preferred share, par value		0.01
Cumulative dividend	5.00%
Nominal value per share		₪ 0.01
Issuance costs | $	$ 15,268				$ 11,780
Compensation not yet recognized | $	$ 1,306
Recognized period term	3 years 3 months
2020 Share Option Plan [Member]
Redeemable Convertible Preferred Shares and Capital Deficiency [Line Items]
ESOP shares | shares	391,029
Expire term	10 years
Termination term	90 days
2020 Share Option Plan [Member] | Minimum [Member]
Redeemable Convertible Preferred Shares and Capital Deficiency [Line Items]
Vest term	2 years
2020 Share Option Plan [Member] | Maximum [Member]
Redeemable Convertible Preferred Shares and Capital Deficiency [Line Items]
Vest term	4 years
Series A-2 Redeemable Convertible Preferred Share Purchase Agreement [Member]
Redeemable Convertible Preferred Shares and Capital Deficiency [Line Items]
Issuance costs | $								$ 3,593		$ 3,593
Series C Redeemable Convertible Preferred Share Purchase Agreement [Member]
Redeemable Convertible Preferred Shares and Capital Deficiency [Line Items]
Issuance costs | $			$ 2,600
Preferred A-2 Shares [Member]
Redeemable Convertible Preferred Shares and Capital Deficiency [Line Items]
Shares issued | shares	223,489				223,489
Issuance costs | $	$ 3,593				$ 3,593
Preferred A-2 Shares [Member] | Series A-2 Redeemable Convertible Preferred Share Purchase Agreement [Member]
Redeemable Convertible Preferred Shares and Capital Deficiency [Line Items]
Preferred share, par value									₪ 0.01		₪ 0.01
Shares issued | shares								223,489		223,489
Nominal value per share									0.01		0.01
Preferred C Shares [Member]
Redeemable Convertible Preferred Shares and Capital Deficiency [Line Items]
Shares issued | shares	165,633
Issuance costs | $	$ 2,431
Preferred C Shares [Member] | Series C Redeemable Convertible Preferred Share Purchase Agreement [Member]
Redeemable Convertible Preferred Shares and Capital Deficiency [Line Items]
Preferred share, par value				₪ 0.01
Shares issued | shares			165,633
Nominal value per share				0.01
Series A-3 Redeemable Convertible Preferred Shares [Member] | Series A-2 investment [Member]
Redeemable Convertible Preferred Shares and Capital Deficiency [Line Items]
Preferred share, par value									0.01		0.01
Shares issued | shares								165,250		165,250
Nominal value per share									₪ 0.01		₪ 0.01
Series C-1 Redeemable Convertible Preferred Shares [Member] | Series C investment [Member]
Redeemable Convertible Preferred Shares and Capital Deficiency [Line Items]
Preferred share, par value				0.01
Shares issued | shares			67,368
Nominal value per share				₪ 0.01